Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Foreign Currency

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating Revenues

Operating revenues and expenses

The lease element of time-charters and bareboat charters accounted for as operating leases are recognized by the Partnership daily over the term of the charter as the applicable vessel operates under the charter. The lease element of the Partnership’s time-charters that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized over the lease term using the effective interest rate method and is included in voyage revenues. The Partnership recognizes revenues from the non-lease element of time-charter contracts daily as services are performed. The Partnership does not recognize revenues during days that the vessel is off-hire.

Voyage Expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and cash equivalents The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Advances to Joint Venture Partner

Advances to Joint Venture Partner

The Partnership’s loan receivables are recorded at cost. The premium paid over the outstanding principal amount, if any, is amortized to interest income over the term of the loan using the effective interest rate method. The Partnership analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Partnership will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Partnership considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor, and any information provided by the debtor regarding their ability to repay the loan. When a loan is impaired, the Partnership measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in earnings.

Vessels and Equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2012, 2011 and 2010 aggregated $76.4 million, $73.2 million and $72.8 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011 and 2010 aggregated $24 thousand, $3.1 million and $4.2 million, respectively.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining estimated useful life of the vessel. Losses on vessels sold and leased back under capital leases are recognized immediately to the extent that the fair value of the vessel at the time of sale-leaseback is less than its book value.

Generally, the Partnership dry docks each of its vessels every five years. In addition, a shipping society classification intermediate survey is performed on the Partnership’s LNG and LPG carriers between the second and third year of the five-year dry-docking period. The Partnership capitalizes certain costs incurred during dry docking and for the survey and amortizes those costs on a straight-line basis from the completion of a dry docking or intermediate survey over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $

Balance at January 1,	34,449	24,393	20,477
Cost incurred for dry docking	7,493	19,638	12,727
Sale of vessel	—	—	(1,477)
Dry-dock amortization	(13,121)	(9,582)	(7,334)

Balance at December 31,	28,821	34,449	24,393

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Investments in Joint Ventures

Investments in joint ventures

The Partnership’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investment in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income.

Debt Issuance Costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are presented as other assets and are deferred and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s finite life intangible assets consist of acquired time-charter contracts and are amortized on a straight-line basis over the remaining term of the time-charters. Finite life intangible assets are assessed for impairment when events or circumstances indicate that the carrying value may not be recoverable.

Derivative Instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of income. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. interest expense) in the consolidated statements of income. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps, cross currency swap and the Partnership’s agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit (see Note 12e) are recorded in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income.

Income Taxes

Income taxes

The Partnership accounts for income taxes using the liability method. All but two of the Partnership’s Spanish-flagged vessels are subject to the Spanish Tonnage Tax Regime (or TTR). Under this regime, the applicable tax is based on the weight (measured as net tonnage) of the vessel and the number of days during the taxable period that the vessel is at the Partnership’s disposal, excluding time required for repairs. The income the Partnership receives with respect to the remaining two Spanish-flagged vessels is taxed in Spain at a rate of 30%. However, these two vessels are registered in the Canary Islands Special Ship Registry. Consequently, the Partnership is allowed a credit, equal to 90% of the tax payable on income from the commercial operation of these vessels, against the tax otherwise payable. This effectively results in an income tax rate of approximately 3% on income from the operation of these two Spanish-flagged vessels.

The Partnership recognizes the benefits of uncertain tax positions when it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense in the Partnership’s consolidated statements of income.

Guarantees

Guarantees

Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other income (expense) on the Partnership’s consolidated statements of income as the Partnership’s risk from the guarantees declines over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.

Fair Value Measurement

In January 2012, the Partnership adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this amendment did not have an impact on the Partnership’s consolidated financial statements other than in the disclosures as presented in Note 4 – Financial Instruments.